MINING INTERESTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Mining Interests [Abstract]
MINING INTERESTS [Text Block]

15.  MINING INTERESTS

Mining interests primarily consist of acquisition, development, exploration and exploration potential costs directly related to the Company's operations and projects. Upon commencement of commercial production, mining interests for producing properties are depleted on a units-of-production basis over the estimated economic life of the mine. In applying the units of production method, depletion is determined using quantity of material extracted from the mine in the period as a portion of total quantity of material, based on reserves and resources, considered to be highly probable to be economically extracted over the life of mine plan.

The Company's mining interests are comprised of the following:

	December 31, 2024	December 31, 2023
Depletable properties	$779,890	$786,316
Non-depletable properties (exploration and evaluation costs, exploration potential)	254,632	212,519
	$1,034,522	$998,835

Depletable properties are allocated as follows:

Depletable properties	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non- producing Properties(1)	Total
Cost
At December 31, 2022	$315,129	$151,396	$124,740	$476,541	$212,838	$1,280,644
Additions	26,602	29,014	2,752	13,307	-	71,675
Change in decommissioning liabilities	(2,685)	816	(634)	(3,183)	152	(5,534)
Transfer from non-depletable properties	26,426	1,897	2,021	-	-	30,344
At December 31, 2023	$365,472	$183,123	$128,879	$486,665	$212,990	$1,377,129
Additions	29,628	21,599	2,927	-	-	54,154
Change in decommissioning liabilities	(2,346)	(1,302)	(1,362)	6,165	(2,100)	(945)
Transfer from non-depletable properties	-	2,179	1,702	-	-	3,881
At December 31, 2024	$392,754	$205,599	$132,146	$492,830	$210,889	$1,434,218
Accumulated depletion, amortization and impairment
At December 31, 2022	($103,471)	($41,302)	($101,244)	($51,383)	($150,424)	($447,824)
Depletion and amortization	(34,059)	(18,698)	(5,454)	(6,650)	-	(64,861)
Impairment (Note 18)	-	-	-	(78,128)	-	(78,128)
At December 31, 2023	($137,530)	($60,000)	($106,698)	($136,161)	($150,424)	($590,813)
Depletion and amortization	(33,567)	(23,866)	(6,082)	-	-	(63,515)
At December 31, 2024	($171,097)	($83,866)	($112,780)	($136,161)	($150,424)	($654,328)

Carrying values
At December 31, 2023	$227,942	$123,123	$22,181	$350,504	$62,566	$786,316
At December 31, 2024	$221,657	$121,733	$19,366	$356,669	$60,466	$779,890

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were disposed on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (Note 14).

Non-depletable properties costs are allocated as follows:

Non-depletable properties	San Dimas(a)	Santa Elena(b)	La Encantada(c)	Jerritt Canyon(d)	Non- producing Properties(1)	Exploration Projects(2)	Springpole Stream(e)	Total
At December 31, 2022	$38,831	$41,731	$4,935	$93,680	$13,781	$23,489	$11,856	$228,304
Exploration and evaluation expenditures	12,291	10,649	1,547	6,353	623	695	-	32,158
Change in decommissioning liabilities	-	-	-	-	-	(15)	-	(15)
Impairment (Note 18)	-	-	-	(17,388)	-	-	-	(17,388)
Disposal of La Joya	-	-	-	-	-	(196)	-	(196)
Transfer to depletable properties	(26,426)	(1,897)	(2,021)	-	-	-	-	(30,344)
At December 31, 2023	$24,696	$50,483	$4,461	$82,645	$14,404	$23,973	$11,856	$212,519
Exploration and evaluation expenditures	16,022	18,725	1,953	8,472	471	351	-	45,994
Transfer to depletable properties	-	(2,179)	(1,702)	-	-	-	-	(3,881)
At December 31, 2024	$40,718	$67,029	$4,712	$91,117	$14,875	$24,324	$11,856	$254,632

(1) Non-producing properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines. La Guitarra and La Parrilla were classified as assets held-for-sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (Note 14).

(2) Exploration projects include the La Luz, La Joya, Los Amoles, Jalisco Group of Properties and Jimenez del Tuel projects. The La Joya project was disposed during the second quarter of 2023.

(a) San Dimas Silver/Gold Mine, Durango State, Mexico

The San Dimas Mine is subject to a gold and silver streaming agreement with WPMI which entitles WPMI to receive 25% of the gold equivalent production (based on a fixed exchange ratio of 70 silver ounces to 1 gold ounce) at San Dimas in exchange for ongoing payments equal to the lesser of $600 (subject to a 1% annual inflation adjustment commencing in May 2019) and the prevailing market price for each gold ounce delivered. Should the average gold to silver ratio over a six -month period exceed 90:1 or fall below 50:1, the fixed exchange ratio would be increased to 90:1 or decreased to 50:1, respectively. The fixed gold to silver exchange ratio as of December 31, 2024, was 70:1.

(b) Santa Elena Silver/Gold Mine, Sonora State, Mexico

The Santa Elena Mine is subject to a gold streaming agreement with Sandstorm, which requires the mine to sell 20% of its life of mine gold production from its leach pad and a designated area of its underground operations of the Santa Elena mine to Sandstorm. The selling price to Sandstorm is currently the lesser of $450 per ounce, subject to a 1% annual inflation increase every April, and the prevailing market price.

The Santa Elena mine has a net smelter return ("NSR") royalty agreement with Orogen Royalties Inc. that provides them with a 2% NSR royalty from the production of the Ermitaño property. In addition, there is an underlying NSR royalty where Osisko Gold Royalties Ltd. retains a 2% NSR royalty from the sale of mineral products extracted from the Ermitaño property. During the year ended December 31, 2024, the Company has incurred $11.3 million (2023 - $8.7 million) in NSR royalty payments in connection with production from Ermitaño.

(c)  La Encantada Silver Mine, Coahuila State, Mexico

In December 2022, the Company sold a portfolio of its existing royalty interests to Metalla Royalty and Streaming Limited. Under the terms of the agreement, the Company is required to pay a 100% gross value royalty on the first 1,000 ounces of gold produced annually from the La Encantada property. For the year ended December 31, 2024, the Company has incurred $0.4 million (2023 - $0.5 million) in royalty payments from gold production at La Encantada.

(d)  Jerritt Canyon Gold Mine, Nevada, United States

The Jerritt Canyon Mine is subject to a 0.75% NSR royalty on production of gold and silver from the Jerritt Canyon mines and processing plant. The royalty is applied, at a fixed rate of 0.75%, against proceeds from gold and silver products after deducting treatment, refining, transportation, insurance, taxes and levies charges.

The Jerritt Canyon Mine is also subject to a 2.5% to 5% NSR royalty relating to the production of gold and silver within specific boundary lines at certain mining areas. The royalty is applied, at a fixed rate of 2.5% to 5.0%, against proceeds from gold and silver products.

For the  year ended December 31,2024, the Company has incurred $nil in royalty payments from gold production at Jerritt Canyon (2023 - $0.7 million).

(e)  Springpole Silver Stream, Ontario, Canada

In July 2020, the Company completed an agreement with First Mining Gold Corp. ("First Mining") to purchase 50% of the life of mine payable silver produced from the Springpole Gold Project (the "Springpole Silver Stream"), a development-stage gold project located in Ontario, Canada. First Majestic agreed to pay First Mining consideration of $22.5 million in cash and shares, in three milestone payments, for the right to purchase silver at a price of 33% of the silver spot price per ounce, to a maximum of $7.50 per ounce (subject to annual inflation escalation of 2%, commencing at the start of the third anniversary of production). Commencing with its production of silver, First Mining must deliver 50% of the payable silver which it receives from the offtaker within five business days of the end of each quarter.

The transaction consideration paid and payable by First Majestic is summarized as follows:

• The first payment of $10.0 million, consisting of $2.5 million in cash and $7.5 million in First Majestic common shares (805,698 common shares), was paid to First Mining on July 2, 2020;

• The second payment of $7.5 million, consisting of $3.75 million in cash and $3.75 million in First Majestic common shares (287,300 common shares), was paid on January 21, 2021 upon the completion and public announcement by First Mining of the results of a Pre-Feasibility Study for Springpole; and

• The third payment, consisting of $2.5 million in cash and $2.5 million in First Majestic common shares (based on a 20-day volume weighted average price), will be paid upon receipt by First Mining of a Federal or Provincial Environmental Assessment approval for Springpole, which has not yet been received.

In connection with the streaming agreement, First Mining also granted First Majestic 30.0 million common share purchase warrants of First Mining (the "First Mining Warrants"), each of which will entitle the Company to purchase one common share of First Mining at CAD$0.40 expiring July 2, 2025. As a result of the distribution by First Mining of shares and warrants of Treasury Metals Inc. that was completed by First Mining on July 15, 2021, pursuant to the adjustment provisions of the First Mining Warrants, the exercise price of these warrants was reduced from CAD$0.40 to CAD$0.37, and the number of these warrants was increased from 30.0 million to 32.1 million. The fair value of the warrants was measured at $5.7 million using the Black-Scholes option pricing model. First Mining has the right to repurchase 50% of the silver stream from First Majestic for $22.5 million at any time prior to the commencement of production at Springpole, and if such a repurchase takes place, the Company will be left with a reduced silver stream of 25% of life of mine payable silver production from Springpole. First Mining is a related party with two independent board members who are also directors and/or officers of First Majestic.